Loans - Composition of the Loan Portfolio by Internal Risk Rating (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	$ 5,574,881	$ 5,189,650
Loans covered by FDIC loss sharing agreements	234,036	347,408
Total	5,808,917	5,537,058
Pass
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	5,159,494	4,821,839
Watchlist
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	287,723	219,039
Substandard
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	125,830	139,182
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	1,659	9,590
Loss
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	175
Residential real estate
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	764,754	727,855
Loans covered by FDIC loss sharing agreements	127,115	167,835
Total	891,869	895,690
Residential real estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	747,485	707,859
Residential real estate | Watchlist
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	5,320	5,779
Residential real estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	11,290	13,039
Residential real estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	659	1,178
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	2,003,838	1,808,112
Loans covered by FDIC loss sharing agreements	95,467	150,745
Total	2,099,305	1,958,857
Commercial real estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	1,867,866	1,652,694
Commercial real estate | Watchlist
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	84,132	72,924
Commercial real estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	51,692	78,244
Commercial real estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	148	4,250
Commercial non real estate
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	1,312,658	1,224,092
Loans covered by FDIC loss sharing agreements	9,390	28,163
Total	1,322,048	1,252,255
Commercial non real estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	1,218,558	1,144,131
Commercial non real estate | Watchlist
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	65,628	52,576
Commercial non real estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	27,499	23,538
Commercial non real estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	798	3,847
Commercial non real estate | Loss
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	175
Agriculture
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	1,369,549	1,304,217
Loans covered by FDIC loss sharing agreements	2,004	525
Total	1,371,553	1,304,742
Agriculture | Pass
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	1,202,145	1,192,357
Agriculture | Watchlist
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	132,262	87,596
Agriculture | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	35,107	23,963
Agriculture | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	35	301
Consumer
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	89,839	100,663
Loans covered by FDIC loss sharing agreements	60	140
Total	89,899	100,803
Consumer | Pass
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	89,197	100,087
Consumer | Watchlist
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	381	164
Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	242	398
Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	19	14
Other
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	34,243	24,711
Total	34,243	24,711
Other | Pass
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	$ 34,243	$ 24,711